Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment	Apr. 30, 2023
Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Office furniture and fixtures	2 years
Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Office furniture and fixtures	4 years